ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2019
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Schedule of equity interest in the subsidiaries

		Country of
		incorporation
		and principal
		place of		% Equity interest
Name	Principal activities	business	Ref	06/30/2019	06/30/2018
RASA Holding, LLC	Investment in subsidiaries	United States	a	100.00%	100.00%
Rizobacter Argentina S.A.	Microbiology Business	Argentina	b	80.00%	60.00%
Rizobacter do Brasil Ltda.	Selling of agricultural inputs	Brazil	c	79.99%	59.99%
Rizobacter del Paraguay S.A.	Selling of agricultural inputs	Paraguay	c	79.92%	59.94%
Rizobacter Uruguay	Selling of agricultural inputs	Uruguay	c	80.00%	60.00%
Rizobacter South Africa	Selling of agricultural inputs	South Africa	c	76.00%	57.00%
Comer. Agrop. Rizobacter de Bolivia S.A.	Selling of agricultural inputs	Bolivia	c	79.96%	59.97%
Rizobacter USA, LLC	Selling of agricultural inputs	United States	c	80.00%	60.00%
Rizobacter India Private Ltd.	Selling of agricultural inputs	India	c	80.00%	59.99%
Rizobacter Colombia SAS	Selling of agricultural inputs	Colombia	c	80.00%	60.00%
Indrasa Biotecnología S.A.	Research and development	Argentina	d	31.50%	52.91%
Rizobacter France SAS	Research and development	France	c	80.00%	60.00%
Semya S.A.	Research and development	Argentina	e	100.00%	50.00%
BCS Holding LLC	Investment in subsidiaries	United States	a	100.00%	—
Bioceres Semillas	Production and commercialization of seeds	Argentina	a	100.00%	86,39%

The Group holds a majority share of the voting rights in all of its subsidiaries.

a)      The percentage of the voting rights attributable to the Group is the same as the percentage of its equity interest as set forth in the table above.

b)      Immediately following the consummation of the merger on March 14, 2019, the Rizobacter Call Option was exercised, pursuant to which the total indirect ownership of BCS Holding in Rizobacter increased to 80.00% of all outstanding shares of Rizobacter. See Note 1.

c)      Indirect interests held through Rizobacter. The indirect equity interest participation included in this table was the 80% of the direct equity interest participation that Rizobacter owns in each entity.

d)      In September 2018, the participation of Rizobacter S.A. in Indrasa Biotecnología S.A. decreased from 52.50% to 35%, therefore the Group lost the control over this subsidiary.

e)      In June 2019, Bioceres Crop Solutions signed a share purchase agreement with Bioceres S.A. for the 50% of the ownership in Semya. See Note 4.5.